Earnings Per Share Attributable To Ordinary Equity Holders of The Parent	12 Months Ended
Dec. 31, 2019
Earnings/(loss) Per Share Attributable To Ordinary Equity Holders of The Parent
Earnings Per Share Attributable To Ordinary Equity Holders of The Parent
10.	EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
The Company’s ordinary shares are divided into Class A ordinary shares and Class B ordinary shares. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share is entitled to one vote and is not convertible into Class B ordinary share under any circumstances. Each Class B ordinary share is entitled to twenty votes and is convertible into one Class A ordinary share at any time by the holder thereof.
The basic earnings per share attributable to Class A ordinary equity holders and Class B ordinary equity holders are calculated by dividing the profit for the year attributable to Class A ordinary equity holders and Class B ordinary equity holders of the parent by the number of Class A ordinary shares and Class B ordinary shares, respectively, after the Reorganisation as mentioned in Note 1.2.
The diluted earnings per share attributable to Class A ordinary equity holders and Class B ordinary equity holders are based on the profit for the year attributable to Class A ordinary equity holders and Class B ordinary equity holders of the parent, adjusted to reflect the interest on the convertible bond and fair value (gain)/loss on the derivative component of the convertible bonds, which are immaterial in 2019. The weighted average number of ordinary shares used in the calculation is the number of ordinary shares in issue during the year, as used in the basic earnings per share calculation, the weighted average number of ordinary shares assumed to have been issued at no consideration on the deemed exercise or conversion of all dilutive potential ordinary shares into ordinary shares.
Basic and diluted earnings per share for each of the periods presented are calculated as follows:

	Year ended December 31,
	2017	2018	2019
	HK$	HK$	HK$
Basic earnings per share:
Numerator:
Profit attributable to ordinary equity holders of the parent used in the basic earnings per share calculation (HK$)-basic Class A	—	—	69,906,757

Profit attributable to ordinary equity holders of the parent used in the basic earnings per share calculation (HK$)-basic Class B	568,266,428	468,061,079	868,366,128

Denominator:
Weighted average number of Class A ordinary shares outstanding—basic	—	—	16,112,737

Weighted average number of Class B ordinary shares outstanding—basic	200,000,001	200,000,001	200,148,822

Basic earnings per share (HK$) Class A	—	—	4.34

Basic earnings per share (HK$) Class B	2.84	2.34	4.34

Diluted earnings per share:
Numerator:
Profit attributable to ordinary equity holders of the parent used in the diluted earnings per share calculation (HK$)-diluted Class A	—	—	69,906,757

Profit attributable to ordinary equity holders of the parent used in the diluted earnings per share calculation (HK$)-diluted Class B	568,266,428	468,061,079	868,366,128

Denominator:
Weighted average number of Class A ordinary shares outstanding—diluted	—	—	16,117,254
Weighted average number of Class B ordinary shares outstanding—diluted	200,000,001	200,000,001	200,204,936

Diluted earnings per share (HK$) Class A	—	—	4.34

Diluted earnings per share (HK$) Class B	2.84	2.34	4.34

	Number of s hares
	Year ended December 31,
	2017	2018	2019
	HK$	HK$	HK$
Shares:
Weighted average number of Class A ordinary shares in issue during the year used in the basic earnings per share calculation	—	—	16,112,737
Effect of dilution – weighted average number of ordinary shares:
Warrants	—	—	864
Convertible bond	—	—	3,653

	—	—	16,117,254

Weighted average number of Class B ordinary shares in issue during the year used in the basic earnings per share calculation	200,000,001	200,000,001	200,148,822
Effect of dilution – weighted average number of ordinary shares:
Warrants	—	—	10,728
Convertible bond	—	—	45,386

	200,000,001	200,000,001	200,204,936

In addition to the transactions detailed elsewhere in the consolidated financial statements, there have been no other transactions involving Class A and Class B ordinary shares between the reporting date and the date of authorization of these financial statements.